LIABILITIES FOR ASSETS ACQUISITIONS AND ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2022
LIABILITIES FOR ASSETS ACQUISITIONS AND ASSOCIATES
Schedule of liabilities for assets acquisitions

	December 31,	December 31,
	2022	2021
Assets acquisitions
Vitex/Parkia (1)	1,758,365
	1,758,365
Business combinations
Facepa (2)	42,655	40,863
Vale Florestar Fundo de Investimento em Participações (“VFFIP”) (3)	261,302	365,089
	303,957	405,952
	2,062,322	405,952

Current	1,856,763	99,040
Non-current	205,559	306,912

1)	On April 28, 2022, the Company acquired all the shares of the Parkia structure companies, in the amount of US$667 million (equivalent to R$3,444,255 on the date of execution of the agreement), upon the payment of US$330 million (equivalent to R$1,704,054 on the date of the transaction), with the remainder to be paid on June 22, 2023 (Note 1.2.4). The price adjustment payment of R$18,726 was recognized and paid in August 2022.
2)	Acquired in March 2018, for the amount of R$307,876, upon the payment of R$267,876, with the remainder updated at the IPCA, adjusted for possible losses incurred up to the payment date, with maturities in March 2023 and March 2028.
3)	On August 2014, the Company acquired Vale Florestar S.A. through VFFIP, for a total amount of R$528,941 upon the payment of R$44,998, and the remainder with maturity up to August 2029. The annual settlements, carried out in the month of August, are subject to interest and updated by the variations of the US Dollar exchange rate, and partially updated by the IPCA.